Leases - Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	$ (259,503)	$ (341,981)	$ (441,843)	$ (485,453)
Financing cash outflows for finance leases	(1,603,626)	(346,248)	(526,959)	(1,618,551)
Right-of-use assets obtained in exchange for lease obligations:
Operating leases				1,575,468
Finance leases